Investment Securities - Amortized Cost and Estimated Fair Value of Investments in Debt Securities by Contractual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 1,114,454	$ 820,645
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due within one year	516,905
Due one through five years	123,750
Due five through ten years	55,000
Total	695,655
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due within one year	518,257
Due one through five years	122,912
Due five through ten years	54,558
Estimated Fair Value	695,727	371,657
Obligations of States and Political Subdivisions
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due within one year	984
Total	984
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due within one year	1,003
Estimated Fair Value	1,003	2,660
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
Due within one year	570
Total	570
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due within one year	572
Total	572
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Total	401,882
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	415,502	444,295
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
Total	400,820
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Total	$ 410,133